Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Current income tax expense:
Federal
State	1,000	1,000
Total	1,000	1,000
Deferred income tax expense:
Federal
State
Total
Provision for income taxes	$ 1,000	$ 1,000